Net Loss Per Share (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator:
Net loss	$ (9,472,074)	$ (107,271,525)	$ (8,365,848)
Deemed dividend on issuance of Series A Preferred Shares		(49,214,977)
Net loss attributable to ordinary shareholders	$ (9,472,074)	$ (156,486,502)	$ (8,365,848)
Denominator:
Weighted-average ordinary shares	88,849,206	46,255,574	47,775,000
Outstanding - basic and diluted
Basic net loss per share (in dollars per share)	$ (0.11)	$ (3.38)	$ (0.18)
Diluted net loss per share (in dollars per share)	$ (0.11)	$ (3.38)	$ (0.18)